AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 21, 2013

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 151                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 153                            /X/

                       THE ADVISORS' INNER CIRCLE FUND II
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
          /X/    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          / /    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 151 relates solely to the Hancock Horizon Family of Funds.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 151 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of June, 2013.



                                              THE ADVISORS' INNER CIRCLE FUND II


                                              By:              *
                                                 ----------------------------
                                                 Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

       *                           Trustee                     June 21, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                     June 21, 2013
------------------------
John K. Darr

       *                           Trustee                     June 21, 2013
------------------------
William M. Doran

       *                           Trustee                     June 21, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                     June 21, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                     June 21, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                     June 21, 2013
------------------------
Robert A. Nesher

       *                           Trustee                     June 21, 2013
------------------------
Bruce Speca

       *                           Trustee                     June 21, 2013
------------------------
James M. Storey

       *                           Trustee                     June 21, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                   June 21, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &     June 21, 2013
------------------------           Chief Financial Officer
Michael Lawson


* By:   /s/ Dianne M. Descoteaux
        --------------------------------------------------------------
        Dianne M. Descoteaux, pursuant to Powers of Attorney dated
        May 15, 2013, incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 150, filed on May 31, 2013.

                                 EXHIBIT INDEX


EXHIBIT NUMBER     DESCRIPTION

EX-101.INS         XBRL Instance Document
EX-101.SCH         XBRL Taxonomy Extension Schema Document
EX-101.CAL         XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF         XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB         XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE         XBRL Taxomony Extension Presentation Linkbase